Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Interests In Subsidiaries Tables [Line Items]
Individually significant subsidiaries of UBS Group AG and UBS AG and other subsidiares of UBS AG
Individually significant subsidiaries of UBS AG as of 31 December 2025
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
Credit Suisse International London, UK Non-core and Legacy USD 1.3 97.6
UBS Americas Holding LLC Wilmington, Delaware, US Group Items USD 2,900.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, US Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, US Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect subsidiaries of UBS AG.
2 Consists of common share capital of USD
1,000
and non-voting preferred share capital of USD
2.9
bn.
3 Consists of common share capital of USD
100,000
and non-voting preferred share capital of USD 1.3 bn.

Investments in associates and joint ventures
Investments in associates and joint ventures
USD m 2025 2024
Carrying amount at the beginning of the year 2,306 983
Balance recognized upon the merger of UBS AG and Credit Suisse AG 1,330
Additions 55 0
Disposals (1) (6)
Reclassifications
1
(292)
Share of comprehensive income 154 105
of which: share of net profit / (loss)
2
79 74
of which: share of other comprehensive income
3
75 31
Share of changes in retained earnings (2) (3)
Dividends received (159) (31)
Impairment (2)
Foreign currency translation 273 (73)
Carrying amount at the end of the year 2,331 2,306
of which: associates 2,331 2,057
of which: SIX Group AG, Zurich
4
1,612 1,484
of which: other associates 719 572
of which: joint ventures
1
249
1 In October 2024, UBS AG entered into an agreement to sell its 50 % interest in Swisscard AECS GmbH. In 2025, the investment was reclassified to Properties and other non-current assets held for sale within Other non-financial assets. Refer to Note 28 for
more information.
2 For 2025, consists of negative USD
14 m from associates and USD 94
m from joint ventures (for
2024, consists of USD
40 m from associates and USD 33 m
from joint ventures).
3 For 2025, consists
of USD
75
m from associates (for
2024, consists of USD
31
m from associates).
4 In 2025, UBS AG’s
legal equity interest amounted
to
34
% (for 2024, UBS
AG’s legal
equity interest amounted to 34%). UBS AG is represented on the Board of Directors.

Interests in unconsolidated structured entities
Interests in unconsolidated structured entities
31.12.25
USD m, except where indicated
Securitization
vehicles
1
Client vehicles
sponsored by
UBS AG
2
Investment
funds
Other vehicles
sponsored by
third parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 80 415 7,696 173 8,363 8,363
Derivative financial instruments 0 230 56 0 286 286
Loans and advances to customers 126 0 172 61 359 359
Financial assets at fair value not held for trading 955 0 635 139 1,728 1,728
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,782 0 0 0 1,782 1,782
Total assets 2,942
5
645 8,558
6
373 12,518 12,518
Derivative financial instruments 0 287 940 0 1,227 51
Total liabilities 0 287 940 0 1,227 51
Assets held by the unconsolidated structured entities in which
UBS AG had an interest (USD bn) 32
7
3
8
208
9
0
10
31.12.24
USD m, except where indicated
Securitization
vehicles
1
Client vehicles
sponsored by
UBS AG
2
Investment
funds
Other vehicles
sponsored by
third parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 94 143 6,482 235 6,953 6,953
Derivative financial instruments 2 110 83 0 195 195
Loans and advances to customers 0 138 286 23 446 446
Financial assets at fair value not held for trading 1,275 0 631 236 2,142 2,142
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,023 0 0 0 1,024 1,024
Total assets 2,394
5
392 7,482
6
494 10,761 10,761
Derivative financial instruments 1 50 716 0 767 2
Total liabilities 1 50 716 0 767 2
Assets held by the unconsolidated structured entities in which
UBS AG had an interest (USD bn)
63 3
8
180
9
0
10
1 Includes loans to pre-securitization
warehouse structured entities managed
by third parties that have
a high loan-to-value ratio
(LTV) or
are credit-impaired, as well as
securities issued by securitization
structured
entities sponsored by both UBS AG and third parties.
2 Client vehicles sponsored by UBS AG are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund.
3 Other vehicles sponsored by third parties are structured
entities that do not qualify as a
securitization in line with regulatory requirements and are
not considered an investment fund. Interests
in other vehicles
sponsored by third
parties includes loans
provided to third-party
structured entities that
have a high
LTV
or are credit-impaired.
4 For the
purpose of this
disclosure, maximum
exposure to loss
amounts do not consider the risk-reducing effects of collateral or other credit enhancements.
5 As of 31 December 2025, USD
999 m (31 December 2024: USD 1,273 m) represents the carrying amount of UBS AG's interests in securitization vehicles sponsored by UBS AG and USD 1,943 m (31 December 2024: USD 1,121
m) represents the carrying amount of UBS AG’s interests in securitization vehicles not sponsored by UBS AG.
6 As of 31 December 2025, USD 797 m (31 December 2024: USD 971
m) represents the carrying amount of UBS
AG’s interests in investment
funds sponsored by UBS AG and
USD
7,761 m (31 December 2024: USD
6,511
m) represents the carrying amount of UBS
AG’s interests in investment
funds not sponsored by UBS AG.
7 As of 31 December 2025, USD
30
bn represents the principal amount outstanding
for securitization
vehicles sponsored by UBS AG
and USD
2
bn represents the carrying amount
of UBS AG’s
interests in securitization vehicles
not sponsored by UBS AG.
8 Represents the market
value of total assets.
9 As of 31
December 2025, USD 200 bn (31 December 2024: USD 173
bn) represents the net asset value of
investment funds sponsored by UBS AG and
USD
8 bn (31 December 2024: USD 7 bn) represents the carrying amount of UBS AG’s interests in investment funds not sponsored by UBS AG.
10 Represents the carrying amount of UBS AG’s interest in other vehicles sponsored by third parties.

UBS AG Subsidiaries
Disclosure Interests In Subsidiaries Tables [Line Items]
Individually significant subsidiaries of UBS Group AG and UBS AG and other subsidiares of UBS AG
Other subsidiaries of UBS AG as of 31 December 2025
Company Registered office Primary business Share capital in million
Equity interest
accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Bank BRL 164.8 100.0
Bank-now AG Horgen, Switzerland Personal & Corporate Banking CHF 30.0 100.0
Credit Suisse (USA) LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management (Americas) LLC Wilmington, Delaware, US Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, UK Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China
Investment Bank HKD 4,254.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 44,908.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.